Loans and Related Allowance for Credit Losses, Credit Quality Indicators for Other Consumer Loans by Vintage (Details) - Total Consumer [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total loans	$ 378,586	$ 389,255
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Loan charge-offs, loans	4,118	3,462
Other consumer [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	1,867	3,306
Term loans by origination year, fiscal year before current fiscal year, finance receivable	1,867	2,178
Term loans by origination year, two years before current fiscal year, finance receivable	1,184	583
Term loans by origination year, three years before current fiscal year, finance receivable	291	169
Term loans by origination year, four years before current fiscal year, finance receivable	81	94
Term loans by origination year, more than five years before current fiscal year, finance receivable	62	64
Revolving loans, finance receivable	23,930	22,020
Revolving loans converted to term loans, finance receivable	126	125
Total loans	29,408	28,539
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, charge-offs	150	178
Term loans by origination year, fiscal year before current fiscal year, charge-offs	165	158
Term loans by origination year, two years before current fiscal year, charge-offs	127	52
Term loans by origination year, three years before current fiscal year, charge-offs	31	9
Term loans by origination year, four years before current fiscal year, charge-offs	5	9
Term loans by origination year, more than five years before current fiscal year, charge-offs	6	6
Revolving loans, charge-offs	66	62
Revolving loans converted to term loans, charge-offs	10	11
Loan charge-offs, loans	560	485
Other consumer [Member] | FICO 740 or more [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	1,360	1,911
Term loans by origination year, fiscal year before current fiscal year, finance receivable	868	926
Term loans by origination year, two years before current fiscal year, finance receivable	452	265
Term loans by origination year, three years before current fiscal year, finance receivable	119	85
Term loans by origination year, four years before current fiscal year, finance receivable	48	36
Term loans by origination year, more than five years before current fiscal year, finance receivable	26	28
Revolving loans, finance receivable	961	1,152
Revolving loans converted to term loans, finance receivable	41	27
Total loans	3,875	4,430
Other consumer [Member] | FICO 700 to 739 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	280	642
Term loans by origination year, fiscal year before current fiscal year, finance receivable	368	409
Term loans by origination year, two years before current fiscal year, finance receivable	207	107
Term loans by origination year, three years before current fiscal year, finance receivable	50	27
Term loans by origination year, four years before current fiscal year, finance receivable	14	14
Term loans by origination year, more than five years before current fiscal year, finance receivable	10	10
Revolving loans, finance receivable	433	507
Revolving loans converted to term loans, finance receivable	17	16
Total loans	1,379	1,732
Other consumer [Member] | FICO 660 to 699 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	110	403
Term loans by origination year, fiscal year before current fiscal year, finance receivable	304	365
Term loans by origination year, two years before current fiscal year, finance receivable	201	93
Term loans by origination year, three years before current fiscal year, finance receivable	44	16
Term loans by origination year, four years before current fiscal year, finance receivable	6	11
Term loans by origination year, more than five years before current fiscal year, finance receivable	8	8
Revolving loans, finance receivable	335	395
Revolving loans converted to term loans, finance receivable	17	16
Total loans	1,025	1,307
Other consumer [Member] | FICO 620 to 659 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	24	129
Term loans by origination year, fiscal year before current fiscal year, finance receivable	114	166
Term loans by origination year, two years before current fiscal year, finance receivable	93	45
Term loans by origination year, three years before current fiscal year, finance receivable	29	6
Term loans by origination year, four years before current fiscal year, finance receivable	3	6
Term loans by origination year, more than five years before current fiscal year, finance receivable	5	5
Revolving loans, finance receivable	127	147
Revolving loans converted to term loans, finance receivable	11	11
Total loans	406	515
Other consumer [Member] | FICO less than 620 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	14	75
Term loans by origination year, fiscal year before current fiscal year, finance receivable	120	152
Term loans by origination year, two years before current fiscal year, finance receivable	112	49
Term loans by origination year, three years before current fiscal year, finance receivable	29	8
Term loans by origination year, four years before current fiscal year, finance receivable	4	8
Term loans by origination year, more than five years before current fiscal year, finance receivable	7	6
Revolving loans, finance receivable	138	152
Revolving loans converted to term loans, finance receivable	16	17
Total loans	440	467
Other consumer [Member] | No FICO available [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	79	146
Term loans by origination year, fiscal year before current fiscal year, finance receivable	93	160
Term loans by origination year, two years before current fiscal year, finance receivable	119	24
Term loans by origination year, three years before current fiscal year, finance receivable	20	27
Term loans by origination year, four years before current fiscal year, finance receivable	6	19
Term loans by origination year, more than five years before current fiscal year, finance receivable	6	7
Revolving loans, finance receivable	21,936	19,667
Revolving loans converted to term loans, finance receivable	24	38
Total loans	22,283	20,088
Other consumer [Member] | Current-29 days past due and still accruing [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	1,860	3,273
Term loans by origination year, fiscal year before current fiscal year, finance receivable	1,835	2,132
Term loans by origination year, two years before current fiscal year, finance receivable	1,160	571
Term loans by origination year, three years before current fiscal year, finance receivable	286	167
Term loans by origination year, four years before current fiscal year, finance receivable	80	93
Term loans by origination year, more than five years before current fiscal year, finance receivable	59	61
Revolving loans, finance receivable	23,903	21,988
Revolving loans converted to term loans, finance receivable	112	106
Total loans	29,295	28,391
Other consumer [Member] | 30 to 89 days past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	5	24
Term loans by origination year, fiscal year before current fiscal year, finance receivable	23	32
Term loans by origination year, two years before current fiscal year, finance receivable	17	9
Term loans by origination year, three years before current fiscal year, finance receivable	3	1
Term loans by origination year, four years before current fiscal year, finance receivable	1	1
Term loans by origination year, more than five years before current fiscal year, finance receivable	2	2
Revolving loans, finance receivable	14	17
Revolving loans converted to term loans, finance receivable	6	6
Total loans	71	92
Other consumer [Member] | 90 days or more past due and still accruing [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	2	9
Term loans by origination year, fiscal year before current fiscal year, finance receivable	9	14
Term loans by origination year, two years before current fiscal year, finance receivable	7	3
Term loans by origination year, three years before current fiscal year, finance receivable	2	1
Term loans by origination year, four years before current fiscal year, finance receivable	0	0
Term loans by origination year, more than five years before current fiscal year, finance receivable	1	1
Revolving loans, finance receivable	13	15
Revolving loans converted to term loans, finance receivable	8	13
Total loans	$ 42	$ 56